Property, plant and equipment, net (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Cost	$ 29,224	$ 29,436
Less: accumulated depreciation	(19,785)	(19,845)
Property, plant and equipment, net	9,439	9,591
Building [Member]
Cost	16,857	16,890
Construction-in-progress [Member]
Cost	604	597
Plant And Machinery [Member]
Cost	9,642	9,838
Furniture, fixtures and equipment [Member]
Cost	1,544	1,475
Motor vehicles [Member]
Cost	$ 577	$ 636